CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net Loss	$ (76,287)	$ (5,062)	$ (12,758)
Loss from discontinued operations	(2,754)	(4,885)	(3,237)
Income (loss) from continuing operations	(73,533)	(177)	(9,521)
Adjustments to reconcile loss from continuing operations to cash provided by operating activities:
Non-cash stock-based compensation	23,657	16,507	15,444
Depreciation	17,653	16,441	16,087
Amortization primarily from intangibles	22,571	17,717	18,137
Amortization of deferred finance charges and debt discount	2,175	2,136	4,041
Adjustment to deferred acquisition consideration	13,324	142	0
Deferred income taxes	40,284	(5,373)	6,972
(Gain) loss on disposition of assets	75	(17)	53
Loss (earnings) of non consolidated affiliates	(213)	(866)	8
Other non-current assets and liabilities	(1,961)	(480)	3,101
Foreign exchange	687	538	6,557
Increase/decrease in operating assets and liabilities
Accounts receivable	(10,938)	(30,995)	(11,420)
Expenditures billable to clients	15,315	23,701	(7,054)
Prepaid expenses and other current assets	(689)	1,019	1,546
Accounts payable, accruals and other current liabilities	(9,095)	(1,950)	9,362
Advance billings	(32,491)	2,364	15,843
Cash flows provided by continuing operating activities	6,821	40,707	69,156
Discontinued operations	(2,273)	(3,410)	(1,469)
Net cash provided by operating activities	4,548	37,297	67,687
Cash flows from investing activities:
Capital expenditures	(23,358)	(11,096)	(4,513)
Proceeds from sale of assets	22	96	20
Acquisitions, net of cash acquired	(6,790)	(97,387)	(57,506)
Profit distributions from affiliates	4,584	638	198
Other investments	(4,232)	(717)	(163)
Cash flows used in continuing investing activities	(29,774)	(108,466)	(61,964)
Discontinued operations	(662)	(2,114)	(1,699)
Net cash used in investing activities	(30,436)	(110,580)	(63,663)
Cash flows from financing activities:
Proceeds from issuance of 11% Notes	61,050	67,600	214,506
Proceeds/ (repayments) of revolving credit facility	38,032	0	(9,701)
Repayment of term loans	0	0	(130,000)
Repayment of convertible debt	0	0	(42,470)
Acquisition related payments	(34,287)	(19,673)	(2,536)
Proceeds/ (repayments) from bank overdraft	(5,676)	9,026	0
Distributions to noncontrolling interests	(12,264)	(7,685)	(7,784)
Proceeds from exercise of options	1,086	60	370
Payments of dividends	(16,436)	(9,727)	0
Repayment of long-term debt	(1,112)	(1,496)	(2,000)
Deferred financing costs	(3,053)	(2,103)	(10,085)
Proceeds from stock subscription receivable	80	206	13
Purchase of treasury shares	(4,121)	(3,480)	(596)
Cash flows provided by continuing financing activities	23,299	32,728	9,717
Discontinued operations	0	0	0
Net cash provided by financing activities	23,299	32,728	9,717
Effect of exchange rate changes on cash and cash equivalents	(264)	(422)	(3,146)
(Decrease) increase in cash and cash equivalents	(2,853)	(40,977)	10,595
Cash and cash equivalents at beginning of year	10,949	51,926	41,331
Cash and cash equivalents at end of year	8,096	10,949	51,926
Supplemental disclosures:
Cash income taxes paid	240	1,128	384
Cash interest paid	37,497	29,581	14,243
Non-cash transactions:
Share capital issued on acquisitions	0	0	0
Capital leases	682	656	340
Note receivable exchanged for shares of subsidiary	1,098	840	0
Dividends payable	$ 5,456	$ 387	$ 0